May 1, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     IDS Certificate Company (IDSC)
        IDS Stock Market Certificate (field version)
        File No. 33-22503

Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,






Bruce A. Kohn
Vice President and General Counsel